Income taxes - Effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income (loss) before provision for income taxes	$ 22,043	$ (45,789)
Tax using the Company's domestic tax rate	3,307	(6,868)
Effect of tax rates in foreign jurisdictions	1,323	(2,747)
State taxes, net of federal benefit	1,240	3,130
Share-based compensation	7,883	4,993
Non-taxable partnership income	(395)	(137)
Non-deductible expenses	61,970	18,341
Other	3,139	1,290
Unrecognized deferred tax asset on current year losses	4,904	6,057
Total tax expense (income)	$ 83,371	$ 24,059
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax using the Company's domestic tax rate	15.00%	15.00%
Effect of tax rates in foreign jurisdictions	6.00%	6.00%
State taxes, net of federal benefit	5.60%	(6.80%)
Share-based compensation	35.80%	(10.90%)
Non-taxable partnership income	(1.80%)	0.30%
Non-deductible expenses	281.10%	(40.10%)
Other	14.20%	(2.80%)
Unrecognized deferred tax asset on current year losses	22.20%	(13.20%)
Total average effective tax rate	378.20%	(52.50%)